Note 3 - Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2015
Notes
Note 3 - Summary of Significant Accounting Policies

NOTE 3 – Summary of Significant Accounting Policies

(a)  Principles of Consolidation

The consolidated financial statements include the accounts of WRAP and its wholly owned subsidiary Prosperity from the date of its acquisition on January 5, 2015. All intercompany balances and transactions have been eliminated in consolidation.

(b)  Interim Financial Statements

The consolidated interim financial statements as of September 30, 2015 and for the nine months ended September 30, 2015 and 2014 are unaudited and have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission.  These statements reflect all normal recurring adjustments that, in the opinion of management, are necessary for a fair presentation of the information contained herein.

(c)  Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

(d)  Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, net, notes and loans payable to related parties, accounts payable, and accrued expenses payable. The fair value of these financial instruments approximate their carrying amounts reported in the balance sheets due to the short term maturity of these instruments.

(e)  Cash and Cash Equivalents

The Company considers all liquid investments purchased with a maturity of three months or less to be cash equivalents.

(f)  Property and Equipment, Net

Property and equipment, net, is stated at cost less accumulated depreciation.  Depreciation is calculated using the straight line method over the estimated useful lives of the respective assets.  Maintenance and repairs are charged to operations as incurred.

(g)  Intangible Assets, Net

Intangible assets, net, are stated at cost less accumulated amortization.  Amortization is calculated using the straight-line method over the estimated economic lives of the respective assets.

(h)  Goodwill and Intangible Assets with Indefinite Lives

The Company does not amortize goodwill and intangible assets with indefinite useful lives, but instead tests for impairment at least annually.  When conducting the annual impairment test for goodwill, the Company compares the estimated fair value of a reporting unit containing goodwill to its carrying value.  If the estimated fair value of the reporting unit is determined to be less than its carrying value, goodwill is reduced and an impairment loss is recorded.

 (i)  Long-lived Assets

The Company reviews long-lived assets held and used, intangible assets with finite useful lives and assets held for sale for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  If an evaluation of recoverability is required, the estimated undiscounted future cash flows associated with the asset is compared to the asset’s carrying amount to determine if a write-down is required.  If the undiscounted cash flows are less than the carrying amount, an impairment loss is recorded to the extent that the carrying amount exceeds the fair value.

(j)  Revenue Recognition

The Company recognizes revenue over agreed periods of services delivered to customers, provided there are no uncertainties regarding customer acceptance, persuasive evidence of an arrangement exists; the sales price is fixed or determinable; and collectability is deemed probable.

(k) Stock-Based Compensation

Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification (“ASC”) Topic 718, “Compensation – Stock Compensation” (“ASC718”).

In addition to requiring supplemental disclosures, ASC 718 addresses the accounting for share-based payment transactions in which a company receives goods or services in exchange for (a) equity instruments of the company or (b) liabilities that are based on the fair value of the company’s equity instruments or that may be settled by the issuance of such equity instruments.  ASC 718 focuses primarily on accounting for transactions in which a company obtains employee services in share-based payment transactions.

(l)  Advertising

Advertising costs are expensed as incurred and amounted to $1,531 and $14,931 for the years ended December 31, 2014 and 2013, respectively, and $2,017 and $1,316  for the nine months ended September 30, 2015 and 2014 (unaudited), respectively.

(m) Research and Development

Research and development costs are expensed as incurred.

(n)  Income Taxes

Income taxes are accounted for under the assets and liability method.  Current income taxes are provided in accordance with the laws of the respective taxing authorities.  Deferred income taxes are provided for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is not more likely than not that some portion or all of the deferred tax assets will be realized.

The Company has adopted the provisions required by the Income Taxes topic of the FASB Accounting Standards Codification.  The Codification Topic requires the recognition of potential liabilities as a result of management’s acceptance of potentially uncertain positions for income tax treatment on a “more-likely-than-not” probability of an assessment upon examination by a respective taxing authority.  The Company believes that it has not taken any uncertain tax positions and thus has not recorded any liability.

(o)  Net Income (Loss) per Common Share

Basic net income (loss) per common share is computed on the basis of the weighted average   number of common shares outstanding during the period.

Diluted net income (loss) per common share is computed on the basis of the weighted average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding.  Dilutive securities having an anti-dilutive effect on diluted net income (loss) per share are excluded from the calculation. For the periods presented, the diluted net loss per share calculation excluded the effect of stock options outstanding (see Note 9).

(p)  Recent Accounting Pronouncements

Certain accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company's financial position and results of operations from adoption of these standards is not expected to be material.